Note 16 - Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2017	2016

Consumable stores	8,776	6,884
Gold in process	399	338
	9,175	7,222